                             STAGECOACH FUNDS, INC.

 Balanced Fund, Diversified Equity Income Fund, Equity Value Fund, Growth Fund,
      International Equity Fund, Small Cap Fund and Strategic Growth Fund

                                 Class A, B & C

                   SUPPLEMENT DATED NOVEMBER 24, 1998 TO THE
                 PROSPECTUS DATED AUGUST 1, 1998, AS PREVIOUSLY
                          SUPPLEMENTED AUGUST 31, 1998

        Balanced Fund, Equity Value Fund, Growth Fund and Small Cap Fund

                              Institutional Class

                   SUPPLEMENT DATED NOVEMBER 24, 1998 TO THE
                        PROSPECTUS DATED AUGUST 1, 1998

                               Equity Index Fund

                                  Class A & B

                   SUPPLEMENT DATED NOVEMBER 24, 1998 TO THE
                        PROSPECTUS DATED AUGUST 1, 1998

For the Strategic Growth Fund, under the sub-heading "Permitted Investments" on page 33 of the prospectus, add the following:

    - up to 25% of our total assets in foreign companies through AMERICAN DEPOSITARY RECEIPTS and similar instruments;

For the STAGECOACH EQUITY FUNDS, the following paragraph replaces the paragraph entitled "Wells Fargo & Company/Norwest Merger" that appears under the heading "Additional Services and Other Information" on page 59 of the Prospectus for Class A, B & C shares; and under the heading "Other Information" on page 34 of the Prospectus for the Institutional Class shares. The following paragraph also replaces the paragraph entitled "Wells Fargo Bank & Company/Norwest Merger" under the heading "Additional Services and Other Information" on page 30 of the Prospectus for the STAGECOACH EQUITY INDEX FUND.

   WELLS FARGO & COMPANY/NORWEST MERGER - On November 2, 1998, Wells Fargo &
    Company, the parent company of Wells Fargo Bank, merged with Norwest Corporation. The combined company is called Wells Fargo & Company. Wells Fargo Bank, which provides investment advice and other services to the Fund(s), became an indirect wholly-owned subsidiary of the new combined company. Wells Fargo Bank has advised the Fund(s) that the merger will not reduce the level or quality of advisory and other services provided by Wells Fargo Bank to the Fund(s).

                             STAGECOACH FUNDS, INC.

                         STAGECOACH MONEY MARKET FUNDS:
   Money Market Fund, California Tax-Free Money Market Fund, Government Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market
                     Fund, 100% Treasury Money Market Fund

                                    Class A

                   SUPPLEMENT DATED NOVEMBER 24, 1998 TO THE
                        PROSPECTUS DATED AUGUST 1, 1998

The following paragraph replaces the paragraph entitled "Wells Fargo & Co./Norwest Merger" that appears under the heading "Additional Services and Other Information" on page 40 of the Prospectus:

  WELLS FARGO & COMPANY/NORWEST MERGER - On November 2, 1998, Wells Fargo & Company, the parent company of Wells Fargo Bank, merged with Norwest Corporation. The combined company is called Wells Fargo & Company. Wells Fargo Bank, which provides investment advice and other services to the Funds, became an indirect wholly-owned subsidiary of the new combined company. Wells Fargo Bank has advised the Funds that the merger will not reduce the level or quality of advisory and other services provided by Wells Fargo Bank to the Funds.

                            Prime Money Market Fund

                                    Class A

                   SUPPLEMENT DATED NOVEMBER 24, 1998 TO THE
                        PROSPECTUS DATED AUGUST 1, 1998

The following paragraph replaces the paragraph in the sub-heading entitled "Management" that appears under the heading "The Fund and Management" on page 12 of the Prospectus:

  WELLS FARGO & COMPANY/NORWEST MERGER - On November 2, 1998, Wells Fargo & Company, the parent company of Wells Fargo Bank, merged with Norwest Corporation. The combined company is called Wells Fargo & Company. Wells Fargo Bank, which provides investment advice and other services to the Fund, became an indirect wholly-owned subsidiary of the new combined company. Wells Fargo Bank has advised the Fund that the merger will not reduce the level or quality of advisory and other services provided by Wells Fargo Bank to the Fund.

In the sub-heading entitled "Share Value" that appears under the heading "Investing in the Fund" on page 13 of the Prospectus, the time the Fund calculates share value is changed from 12 noon (Pacific time) to 2:00 p.m. (Pacific time). In the same sentence, the following two sentences replace the second and third sentences in the second paragraph:

  Purchase orders received in proper form before 2:00 p.m. (Pacific time), or at such earlier cut-off time as established by your selling agent, generally are processed at 2:00 p.m. (Pacific time)on the same BUSINESS DAY. Requests received after this time generally are processed the next BUSINESS DAY.

The following two sentences replace the third and fourth sentences in the first paragraph that appears under the heading "How to Redeem Shares" on page 18 of the Prospectus:

  We process redemption requests that we receive in proper form before 2:00 p.m. (Pacific time), or at such earlier cut-off time as established by your shareholder servicing agent, on any BUSINESS DAY. Requests received after this time generally are processed the next BUSINESS DAY.

The following two sentences replace the third and fourth sentences in the first paragraph that appears under the heading "Redemptions Through Shareholder Servicing Agents" on page 22 of the Prospectus:

  We process redemption requests that we receive in proper form before 2:00 p.m. (Pacific time), or at such earlier cut-off time as established by your shareholder servicing agent, on any BUSINESS DAY. Requests received after this time generally are processed the next BUSINESS DAY.

                             STAGECOACH FUNDS, INC.

                      National Tax-Free Money Market Fund
                            Prime Money Market Fund
                        Treasury Plus Money Market Fund
                              Institutional Class
                   SUPPLEMENT DATED NOVEMBER 24, 1998 TO THE
                        PROSPECTUS DATED AUGUST 1, 1998

The following two bullet points replace the third and fifth bullet points under the sub-heading entitled "Important Information" that appears under the heading "Your Fund Account" on page 24 of the Prospectus:

     - Requests we receive from an INSTITUTION in proper form for the Prime and Treasury Plus Money Market Funds before 2:00 PM (Pacific time), or at such earlier cut-off time as established by your INSTITUTION, generally are processed at 2:00 PM on the same day.

     - Requests we receive in proper form for the Prime and Treasury Plus Money Market Funds before 2:00 PM (Pacific time) from certain INSTITUTIONS with certain automated arrangements in place generally are processed at 2:00 PM on the same day.

The following two bullet points replace the first and third bullet points under the sub-heading entitled "General Notes for Selling Shares" that appears under the heading "Your Fund Account" on page 26 of the Prospectus:

     - Requests we receive from an INSTITUTION in proper form for the Prime and Treasury Plus Money Market Funds before 2:00 PM (Pacific time), or at such earlier cut-off time as established by your INSTITUTION, generally are processed at 2:00 PM on the same day.

     - Requests we receive in proper form for the Prime and Treasury Plus Money Market Funds before 2:00 PM (Pacific time) from certain INSTITUTIONS with certain automated arrangements in place generally are processed at 2:00 PM on the same day.

The following paragraph replaces the paragraph entitled "WFB/Norwest Merger" that appears under the heading "Other Information" on page 30 of the Prospectus:

    WELLS FARGO & COMPANY/NORWEST MERGER - On November 2, 1998, Wells Fargo
     & Company, the parent company of Wells Fargo Bank, merged with Norwest Corporation. The combined company is called Wells Fargo & Company. Wells Fargo Bank, which provides investment advice and other services to the Funds, became an indirect wholly-owned subsidiary of the new combined company. Wells Fargo Bank has advised the Funds that the merger will not reduce the level or quality of advisory and other services provided by Wells Fargo Bank to the Funds.

                             STAGECOACH FUNDS, INC.

                            Prime Money Market Fund
                        Treasury Plus Money Market Fund

                              Administrative Class

                   SUPPLEMENT DATED NOVEMBER 24, 1998 TO THE
                        PROSPECTUS DATED AUGUST 1, 1998

In the sub-heading entitled "Minimum Investments" that appears under the heading "Your Fund Account" on page 18 of the Prospectus, the minimum subsequent investment amount is eliminated.

The following bullet point replaces the second and third bullet points in the sub-heading entitled "Important Information" that appears under the heading "Your Fund Account" on page 18 of the Prospectus:

    - We process requests to buy or sell shares each BUSINESS DAY. Requests we receive in proper form for the Funds before 2:00 p.m. (Pacific time), or at such earlier cut-off time as established by your INSTITUTION, generally are processed on the same BUSINESS DAY.

The following bullet point replaces the first bullet point in the sub-heading entitled "General Notes for Selling Shares" that appears under the heading "Your Fund Account" on page 20 of the Prospectus:

    - We process requests we receive in proper form for the Funds before 12:00 noon (Pacific time) on any BUSINESS DAY at the NAV determined at 2:00 PM on the same BUSINESS DAY.

The following paragraph replaces the paragraph entitled "Wells Fargo Bank & Company/Norwest Merger" that appears under the heading "Other Information" on page 23 of the Prospectus:

   WELLS FARGO & COMPANY/NORWEST MERGER - On November 2, 1998, Wells Fargo &
    Company, the parent company of Wells Fargo Bank, merged with Norwest Corporation. The combined company is called Wells Fargo & Company. Wells Fargo Bank, which provides investment advice and other services to the Funds, became an indirect wholly-owned subsidiary of the new combined company. Wells Fargo Bank has advised the Funds that the merger will not reduce the level or quality of advisory and other services provided by Wells Fargo Bank to the Funds.

                             STAGECOACH FUNDS, INC.

                            Prime Money Market Fund
                        Treasury Plus Money Market Fund
                        100% Treasury Money Market Fund

                                 Service Class

                   SUPPLEMENT DATED NOVEMBER 24, 1998 TO THE
                        PROSPECTUS DATED AUGUST 1, 1998

In the paragraph entitled "Minimum Investment" that appears under the heading "Your Fund Account" on page 22 of the Prospectus, the minimum subsequent purchase amount is eliminated.

In the sub-heading entitled "Important Information" that appears under the heading "Your Fund Account" on page 22 of the Prospectus, the third bullet point is deleted and the first three sentences in the fifth bullet point are replaced as follows:

    We determine the NAV of each share of the Prime and the Treasury Plus Money Market Funds at 2:00 pm (Pacific time). Purchase and redemption requests received in proper form by 2:00 p.m. (Pacific time), or at such other cut-off time established by your INSTITUTION, are processed on that BUSINESS DAY.

In the sub-heading entitled "General Notes for Selling Shares" that appears under the heading "Your Fund Account" on page 24 of the Prospectus, reference to the Prime Money Market Fund is removed from the first bullet point and is added to the second bullet point.

The following paragraph replaces the paragraph entitled "Wells Fargo Bank & Company/Norwest Merger" that appears under the heading "Other Information" on page 27 of the Prospectus:

   WELLS FARGO & COMPANY/NORWEST MERGER - On November 2, 1998, Wells Fargo &
    Company, the parent company of Wells Fargo Bank, merged with Norwest Corporation. The combined company is called Wells Fargo & Company. Wells Fargo Bank, which provides investment advice and other services to the Funds, became an indirect wholly-owned subsidiary of the new combined company. Wells Fargo Bank has advised the Funds that the merger will not reduce the level or quality of advisory and other services provided by Wells Fargo Bank to the Funds.

                             STAGECOACH FUNDS, INC.

                               Money Market Fund

                                    Class S

                   SUPPLEMENT DATED NOVEMBER 24, 1998 TO THE
                        PROSPECTUS DATED AUGUST 1, 1998

The following paragraph replaces the paragraph entitled "Wells Fargo & Company/Norwest Merger" that appears under the heading "Additional Services and Other Information" on page 22 of the Prospectus:

   WELLS FARGO & COMPANY/NORWEST MERGER - On November 2, 1998, Wells Fargo &
    Company, the parent company of Wells Fargo Bank, merged with Norwest Corporation. The combined company is called Wells Fargo & Company. Wells Fargo Bank, which provides investment advice and other services to the Fund, became an indirect wholly-owned subsidiary of the new combined company. Wells Fargo Bank has advised the Fund that the merger will not reduce the level or quality of advisory and other services provided by Wells Fargo Bank to the Fund.

                             STAGECOACH FUNDS, INC.

                        Treasury Plus Money Market Fund

                                    Class E

                   SUPPLEMENT DATED NOVEMBER 24, 1998 TO THE
                        PROSPECTUS DATED AUGUST 1, 1998

The following paragraph replaces the paragraph entitled "Wells Fargo Bank & Company/Norwest Merger" that appears under the heading "Additional Services and Other Information" on page 23 of the Prospectus:

   WELLS FARGO & COMPANY/NORWEST MERGER - On November 2, 1998, Wells Fargo &
    Company, the parent company of Wells Fargo Bank, merged with Norwest Corporation. The combined company is called Wells Fargo & Company. Wells Fargo Bank, which provides investment advice and other services to the Fund, became an indirect wholly-owned subsidiary of the new combined company. Wells Fargo Bank has advised the Fund that the merger will not reduce the level or quality of advisory and other services provided by Wells Fargo Bank to the Fund.

                             STAGECOACH FUNDS, INC.

                     California Tax-Free Money Market Trust
                               Money Market Trust
                      National Tax-Free Money Market Trust

                   SUPPLEMENT DATED NOVEMBER 24, 1998 TO THE
                        PROSPECTUS DATED AUGUST 1, 1998

The following paragraph replaces the paragraph in the sub-heading entitled "Management" that appears under the heading "The Fund and Management" in each of the Prospectuses:

   WELLS FARGO & COMPANY/NORWEST MERGER - On November 2, 1998, Wells Fargo &
    Company, the parent company of Wells Fargo Bank, merged with Norwest Corporation. The combined company is called Wells Fargo & Company. Wells Fargo Bank, which provides investment advice and other services to the Fund, became an indirect wholly-owned subsidiary of the new combined company. Wells Fargo Bank has advised the Fund that the merger will not reduce the level or quality of advisory and other services provided by Wells Fargo Bank to the Fund.

                             STAGECOACH FUNDS, INC.

                          Overland Express Sweep Fund

                   SUPPLEMENT DATED NOVEMBER 24, 1998 TO THE
                        PROSPECTUS DATED AUGUST 1, 1998

The following paragraph replaces the paragraph entitled "Wells Fargo & Company/Norwest Merger" that appears under the heading "Other Information" on page 18 of the Prospectus:

   WELLS FARGO & COMPANY/NORWEST MERGER - On November 2, 1998, Wells Fargo &
    Company, the parent company of Wells Fargo Bank, merged with Norwest Corporation. The combined company is called Wells Fargo & Company. Wells Fargo Bank, which provides investment advice and other services to the Fund, became an indirect wholly-owned subsidiary of the new combined company. Wells Fargo Bank has advised the Fund that the merger will not reduce the level or quality of advisory and other services provided by Wells Fargo Bank to the Fund.